UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008


                     USAA CAPITAL GROWTH FUND



[LOGO OF USAA]
   USAA(R)

                        USAA CAPITAL
                               GROWTH Fund

                                 [GRAPHIC OF USAA CAPITAL GROWTH FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

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                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                          2

MANAGERS' COMMENTARY                                                4

FUND RECOGNITION                                                    7

INVESTMENT OVERVIEW                                                 9

FINANCIAL INFORMATION

    portfolio of investments                                       15

    Notes to Portfolio of Investments                              28

    Financial Statements                                           30

    Notes to Financial Statements                                  33

EXPENSE EXAMPLE                                                    47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is:
         When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS LINKAS]                           [PHOTO OF CHARLES F. LOVEJOY]
   THOMAS LINKAS, CFA                                 CHARLES F. LOVEJOY, CFA
     Batterymarch Financial                             Batterymarch Financial
       Management, Inc.                                   Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six-month period ended January 31, 2008, the USAA Capital Growth Fund had a total return of -5.22%. This compares to returns of -6.20% for the Russell 2000 Growth Index, -7.57% for the Lipper Small-Cap Growth Funds Index, -5.41% for the Lipper Global Funds Index, and -5.66% for the MSCI World Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE PERIOD.

         Although the credit crisis came into focus early in the period, global equities continued their march higher well into October, when market sentiment began to change. There was a significant sector rotation as earnings estimates fell dramatically, causing a level of panic that prompted investors to seek safe haven in stocks that aren't as attractive long term.

HOW WAS THE FUND INVESTED?

         The Fund has a go-anywhere style that allows us to invest in all global stock markets while maintaining broad sector neutrality. In general, the stock selection process pointed to better opportunities in emerging markets, which are not part of the MSCI World Index. For instance, the Fund was invested in Companhia Vale do Rio Doce, a materials and mining company in Brazil, which was very attractive relative to developed-market companies in the sector. Compared to the index, the Fund was underweight in

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

         COMPANHIA VALE DO RIO DOCE WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the United States because there were fewer opportunities for individual stock selection.

WHAT SPECIFIC AREAS HELPED THE FUND'S RELATIVE PERFORMANCE?

         Given the Fund's broad sector neutrality, the stock selection quality drives the Fund's performance. During the six-month period, stock selection relative to the MSCI World Index was particularly good in the financials and energy sectors. For instance, the Fund owned Hong Kong Exchanges and Clearing Ltd., a company that benefited from the exponential growth of stock trading volume in China. In the energy sector, holdings in U.S.-based Hess Corp. and Reliance Industries Ltd. GDR in India had a very positive impact on relative performance. The Fund also benefited from a slight underweight in the banking sector. Even though we attempt to be sector neutral, we continue to look for companies that screen well in our process instead of investing in unattractive stocks. So our position in banks was about 9%, as opposed to the index weighting of nearly 11%, during a period that banks performed very poorly.

WHAT AREAS DETRACTED FROM INDEX-RELATIVE PERFORMANCE?

         Stock selection was most negative in the consumer staples, consumer discretionary, industrials, and most information technology sectors. In consumer staples, the Fund owned U.S.-based nutritional supplement manufacturer NBTY, Inc., which turned in disappointing earnings and announced that it was for sale. We sold NBTY as well as J.C. Penney Co., Inc., which suffered due to strains on the U.S. consumer, in the consumer discretionary sector. In the industrials sector, the Fund owned Mitsui & Co. Ltd., a diversified conglomerate that was dragged down with the Japanese market as world growth slowed. Finally, in the information technology sector, the Fund didn't own some

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-27.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         of the big index stocks during the time they did quite well, such as U.S.-based Apple, Inc., which didn't rank attractively within our process.

WHAT'S YOUR OUTLOOK?

         Despite the possibility of a recession in the United States, the Batterymarch investment team remains positive on global growth. We are cautious with regard to banks and other financial stocks given the ongoing credit crisis, but are finding opportunities in the energy, materials, and industrials sectors. Even though emerging markets are not as attractive as they once were on a price-to-earnings basis, the earnings growth of many individual companies remains very attractive; therefore, the Fund will continue to have significant exposure. With earnings falling and the consumer fading in the United States, the Fund remains underweight there, with a smaller underweight in the United Kingdom. The Fund is slightly overweight in European Union member states, and nearly neutral in Japan.

         The bottom line is that we are finding stocks that are increasing their earnings and trading at attractive valuations; we will invest in them regardless of where they are.

         We thank you for your investment in the Fund. It is a privilege to help you pursue your investment goals.

  F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
                          OVERALL MORNINGSTAR RATING(TM)

                        out of 1,627 high yield bond funds
                     for the period ended January 31, 2008:

                                 OVERALL RATING
                                 *  *  *  *  *

                 3-YEAR                     5-YEAR             10-YEAR
                * * * * *                 * * * * *              N/A
          out of 1,627 funds         out of 1,293 funds

 The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA CAPITAL GROWTH FUND

                            LIPPER LEADERS (OVERALL)

                     [5]                                  [5]
                 TOTAL RETURN                      CONSISTENT RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 79 and 72 funds, respectively, within the Lipper Global Multi-Cap Core Funds category for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Total Return among 79 and 60 funds and for Consistent Return among 72 and 54 funds for the three- and five-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2008. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of January 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CAPITAL GROWTH FUND (Ticker Symbol: USCGX)

OBJECTIVE
--------------------------------------------------------------------------------

   Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

   Invests primarily in equity securities. The Fund may invest up to 100% of its assets in foreign securities.

--------------------------------------------------------------------------------
                                          1/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                             $695.5 Million             $540.8 Million
Net Asset Value Per Share                  $8.21                      $9.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------
7/31/07 TO 1/31/08*      1 YEAR        5 YEARS       SINCE INCEPTION ON 10/27/00
      -5.22%             1.63%          20.21%                0.40%

---------------------------------
         EXPENSE RATIO**
---------------------------------
Before Reimbursement        1.47%
After Reimbursement         1.20%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.20%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                 CUMULATIVE PERFORMANCE COMPARISON

          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER GLOBAL                      RUSSELL 2000     LIPPER SMALL-CAP     USAA CAPITAL
                   FUNDS INDEX    MSCI WORLD INDEX   GROWTH INDEX    GROWTH FUNDS INDEX    GROWTH FUND
10/31/00           $10,000.00       $10,000.00       $10,000.00          $10,000.00         $10,000.00
11/30/00             9,417.18         9,391.60         8,184.34            8,297.02           7,850.00
12/31/00             9,693.42         9,542.29         8,685.14            9,030.89           8,360.00
 1/31/01             9,853.94         9,726.04         9,388.12            9,306.06           8,470.00
 2/28/01             9,131.87         8,903.00         8,101.24            8,114.67           6,710.00
 3/31/01             8,497.56         8,316.72         7,364.69            7,326.55           5,860.00
 4/30/01             9,079.95         8,929.79         8,266.32            8,117.54           6,600.00
 5/31/01             9,024.63         8,813.42         8,457.79            8,337.49           6,680.00
 6/30/01             8,770.96         8,536.05         8,688.44            8,547.72           6,740.00
 7/31/01             8,553.50         8,421.95         7,947.22            8,071.24           6,300.00
 8/31/01             8,213.79         8,016.46         7,450.91            7,593.41           5,860.00
 9/30/01             7,446.48         7,309.02         6,248.67            6,408.30           4,860.00
10/31/01             7,631.93         7,448.58         6,849.82            6,877.89           5,120.00
11/30/01             8,048.17         7,888.11         7,421.60            7,410.86           5,570.00
12/31/01             8,165.26         7,936.90         7,883.66            7,859.79           5,750.00
 1/31/02             7,917.84         7,695.64         7,603.19            7,622.13           5,480.00
 2/28/02             7,871.08         7,627.95         7,111.08            7,160.87           5,210.00
 3/31/02             8,243.96         7,979.24         7,729.17            7,746.32           5,480.00
 4/30/02             8,044.01         7,693.27         7,561.95            7,541.94           5,400.00
 5/31/02             8,062.23         7,706.10         7,119.80            7,239.39           5,140.00
 6/30/02             7,594.02         7,237.21         6,516.05            6,701.46           4,740.00
 7/31/02             6,922.45         6,626.55         5,514.59            5,751.05           4,260.00
 8/31/02             6,954.30         6,637.86         5,512.02            5,742.70           4,350.00
 9/30/02             6,263.04         5,907.03         5,113.88            5,394.42           4,090.00
10/31/02             6,620.84         6,342.29         5,372.54            5,624.60           4,250.00
11/30/02             6,944.92         6,683.27         5,905.16            6,095.71           4,420.00
12/31/02             6,642.22         6,358.56         5,497.91            5,688.47           4,160.00
 1/31/03             6,429.28         6,164.79         5,348.55            5,538.25           4,100.00
 2/28/03             6,271.07         6,056.90         5,205.93            5,365.67           4,050.00
 3/31/03             6,201.77         6,036.90         5,284.74            5,476.32           4,180.00
 4/30/03             6,734.18         6,571.88         5,784.88            5,928.93           4,530.00
 5/31/03             7,148.92         6,946.05         6,436.79            6,533.51           4,970.00
 6/30/03             7,286.19         7,065.39         6,560.83            6,754.92           5,050.00
 7/31/03             7,440.20         7,208.04         7,056.81            7,149.91           5,420.00
 8/31/03             7,637.16         7,362.88         7,435.85            7,529.05           5,730.00
 9/30/03             7,678.90         7,407.19         7,247.62            7,344.13           5,660.00
10/31/03             8,115.64         7,846.01         7,873.73            8,010.43           6,230.00
11/30/03             8,266.29         7,964.60         8,130.44            8,223.73           6,500.00
12/31/03             8,764.96         8,463.66         8,166.79            8,235.44           6,460.00
 1/31/04             8,948.86         8,599.47         8,595.82            8,620.75           6,700.00
 2/29/04             9,139.95         8,743.47         8,582.52            8,588.35           6,700.00
 3/31/04             9,100.90         8,685.45         8,622.64            8,528.99           6,710.00
 4/30/04             8,865.63         8,507.56         8,189.80            8,112.22           6,460.00
 5/31/04             8,895.64         8,578.55         8,352.71            8,281.43           6,540.00
 6/30/04             9,045.34         8,761.32         8,630.63            8,517.53           6,770.00
 7/31/04             8,707.33         8,475.26         7,855.95            7,766.10           6,270.00
 8/31/04             8,712.34         8,512.51         7,686.82            7,514.51           6,120.00
 9/30/04             8,945.22         8,673.55         8,111.86            7,943.80           6,550.00
10/31/04             9,158.99         8,885.79         8,308.97            8,166.53           6,640.00
11/30/04             9,669.76         9,352.57         9,011.29            8,738.38           7,230.00
12/31/04            10,024.92         9,709.59         9,335.16            9,124.08           7,510.00
 1/31/05             9,834.34         9,490.98         8,914.62            8,778.75           7,310.00
 2/28/05            10,148.12         9,791.64         9,036.97            8,952.18           7,550.00
 3/31/05             9,936.88         9,602.39         8,698.00            8,651.37           7,230.00
 4/30/05             9,714.30         9,392.36         8,144.43            8,168.04           6,780.00
 5/31/05             9,879.30         9,559.24         8,718.67            8,709.38           7,190.00
 6/30/05             9,984.89         9,641.95         9,000.56            9,013.73           7,490.00
 7/31/05            10,379.47         9,978.76         9,629.70            9,563.75           7,810.00
 8/31/05            10,507.50        10,053.95         9,494.00            9,398.57           7,660.00
 9/30/05            10,787.58        10,315.09         9,569.24            9,449.65           7,780.00
10/31/05            10,543.95        10,064.83         9,215.60            9,129.59           7,490.00
11/30/05            10,878.56        10,400.19         9,737.34            9,619.04           7,790.00
12/31/05            11,216.84        10,630.60         9,722.84            9,610.94           8,148.56
 1/31/06            11,793.32        11,105.29        10,660.71           10,394.27           8,618.28
 2/28/06            11,710.84        11,088.76        10,603.89           10,353.63           8,608.07
 3/31/06            12,010.57        11,332.59        11,119.27           10,785.12           8,853.14
 4/30/06            12,338.99        11,676.66        11,087.17           10,821.41           9,179.90
 5/31/06            11,882.45        11,277.79        10,306.91           10,148.05           8,659.13
 6/30/06            11,856.54        11,274.49        10,313.12           10,063.57           8,679.55
 7/31/06            11,858.49        11,344.85         9,777.39            9,514.77           8,740.82
 8/31/06            12,170.15        11,639.33        10,063.77            9,706.39           8,985.89
 9/30/06            12,336.80        11,778.11        10,131.88            9,833.21           9,016.52
10/31/06            12,731.38        12,210.40        10,788.41           10,277.38           9,373.91
11/30/06            13,095.44        12,509.41        11,046.69           10,623.96           9,690.46
12/31/06            13,381.29        12,763.74        11,020.40           10,634.91           9,975.92
 1/31/07            13,587.60        12,914.42        11,225.44           10,902.96          10,127.07
 2/28/07            13,450.59        12,847.22        11,189.93           10,882.21          10,068.94
 3/31/07            13,721.22        13,082.39        11,293.28           10,996.34          10,347.99
 4/30/07            14,245.93        13,659.35        11,589.36           11,313.64          10,673.54
 5/31/07            14,685.90        14,042.08        12,118.33           11,832.82          11,092.11
 6/30/07            14,664.54        13,933.76        12,048.54           11,802.16          10,999.09
 7/31/07            14,367.87        13,625.18        11,422.97           11,371.52          10,859.57
 8/31/07            14,343.69        13,614.85        11,710.27           11,523.10          10,836.32
 9/30/07            14,928.50        14,262.30        12,050.46           11,971.92          11,603.70
10/31/07            15,437.32        14,699.75        12,592.98           12,491.03          12,150.16
11/30/07            14,757.91        14,098.89        11,723.30           11,668.30          11,394.41
12/31/07            14,622.47        13,916.99        11,796.93           11,663.94          11,245.05
 1/31/08            13,591.22        12,853.47        10,714.72           10,510.81          10,292.30

                                   [END CHART]

         *DATA FROM 10/31/00 THROUGH 1/31/08.

         *THE PERFORMANCE OF THE LIPPER GLOBAL FUNDS INDEX, THE MSCI WORLD INDEX, THE RUSSELL 2000 GROWTH INDEX, AND THE LIPPER SMALL-CAP GROWTH FUNDS INDEX IS CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

         o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

         o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

         o The unmanaged Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The unmanaged Lipper Small-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                     ASSET ALLOCATION
                         1/31/2008

              [PIE CHART OF ASSET ALLOCATION]

United States                                        36.6%
Japan                                                10.7%
United Kingdom                                        7.1%
Germany                                               6.8%
Hong Kong                                             3.0%
Other*                                               37.8%

                       [END CHART]

         *INCLUDES COUNTRIES WITH LESS THAN 3% OF PORTFOLIO, MONEY MARKET
          INSTRUMENTS (2.5%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.6%).

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISK, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

---------------------------------------------------------
          TOP 10 EQUITY HOLDINGS AS OF 1/31/2008
                     (% of Net Assets)
---------------------------------------------------------

Banco Santander S.A.                                 1.2%

Matsushita Electric Industrial Co. Ltd.              1.1%

AT&T, Inc.                                           1.0%

Deere & Co.                                          1.0%

KT&G Corp.                                           1.0%

Muenchener Rueckversicherungs-Gesellschaft AG        1.0%

Nippon Telegraph & Telephone Corp.                   1.0%

OAO Gazprom ADR                                      1.0%

Reliance Industries Ltd. GDR                         1.0%

Rio Tinto plc                                        1.0%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-27.

14

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

               SECTOR ASSET ALLOCATION
                       1/31/2008

          [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                           19.8%
Information Technology                               11.7%
Energy                                               10.7%
Industrials                                          10.2%
Consumer Discretionary                                8.9%
Materials                                             8.5%
Health Care                                           7.8%
Telecommunication Services                            7.1%
Consumer Staples                                      6.4%
Short-Term Investments*                               6.1%
Utilities                                             4.8%

                       [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               EQUITY SECURITIES (95.9%)

               COMMON STOCKS (94.6%)

               CONSUMER DISCRETIONARY (8.9%)
               -----------------------------
               APPAREL RETAIL (0.5%)
   291,200     Esprit Holdings Ltd.(a)                                               $  3,776
                                                                                     --------
               AUTO PARTS & EQUIPMENT (0.4%)
    57,100     Aisin Seiki Co. Ltd.(a)                                                  2,311
    12,700     Denso Corp.                                                                459
                                                                                     --------
                                                                                        2,770
                                                                                     --------
               AUTOMOBILE MANUFACTURERS (3.2%)
    56,500     DaimlerChrysler AG(a)                                                    4,420
   280,700     Fiat S.p.A.(a)                                                           6,566
   101,400     Honda Motor Co. Ltd.(a)                                                  3,199
    46,200     Peugeot S.A. ADR(a)                                                      3,411
    19,250     Volkswagen AG(a)                                                         4,359
                                                                                     --------
                                                                                       21,955
                                                                                     --------
               BROADCASTING & CABLE TV (0.2%)
    75,900     Shaw Communications, Inc.                                                1,487
                                                                                     --------
               COMPUTER & ELECTRONICS RETAIL (0.2%)
    34,000     GameStop Corp. "A"*                                                      1,759
                                                                                     --------
               CONSUMER ELECTRONICS (2.1%)
    16,500     Garmin Ltd.                                                              1,191
    38,690     LG Electronics, Inc.(a)                                                  3,776
   360,000     Matsushita Electric Industrial Co. Ltd.(a)                               7,694
    38,800     Sony Corp.(a)                                                            1,855
                                                                                     --------
                                                                                       14,516
                                                                                     --------
               DEPARTMENT STORES (0.2%)
    52,600     Next plc(a)                                                              1,482
                                                                                     --------
               DISTRIBUTORS (0.3%)
   458,000     Li & Fung Ltd.(a)                                                        1,761
                                                                                     --------
               EDUCATIONAL SERVICES (0.4%)
    31,200     Apollo Group, Inc. "A"*                                                  2,488
                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
    94,800     Tui AG*(a)                                                            $  2,074
                                                                                     --------
               HOUSEHOLD APPLIANCES (0.3%)
    50,900     Makita Corp.(a)                                                          1,891
                                                                                     --------
               INTERNET RETAIL (0.2%)
    15,700     Priceline.com, Inc.*                                                     1,704
                                                                                     --------
               LEISURE PRODUCTS (0.3%)
    83,400     Hasbro, Inc.                                                             2,166
                                                                                     --------
               RESTAURANTS (0.3%)
   301,300     Compass Group plc(a)                                                     1,907
                                                                                     --------
               Total Consumer Discretionary                                            61,736
                                                                                     --------
               CONSUMER STAPLES (6.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
 1,370,000     Golden Agri-Resources Ltd.(a)                                            1,896
                                                                                     --------
               BREWERS (0.7%)
    29,450     Carlsberg A/S(a),(b)                                                     3,111
    34,880     Molson Coors Brewing Co. "B"                                             1,558
                                                                                     --------
                                                                                        4,669
                                                                                     --------
               FOOD RETAIL (0.7%)
    79,555     Kroger Co.                                                               2,025
    73,000     Lawson, Inc.(a)                                                          2,602
                                                                                     --------
                                                                                        4,627
                                                                                     --------
               HOUSEHOLD PRODUCTS (0.4%)
    48,800     Procter & Gamble Co.                                                     3,218
                                                                                     --------
               HYPERMARKETS & SUPER CENTERS (0.6%)
    49,576     Wal-Mart Stores, Inc.                                                    2,523
    59,250     Wesfarmers Ltd.(a)                                                       1,908
                                                                                     --------
                                                                                        4,431
                                                                                     --------
               PACKAGED FOODS & MEAT (0.5%)
   104,500     IAWS Group plc(a)                                                        2,134
    59,700     Kerry Group plc, Class A(a)                                              1,604
                                                                                     --------
                                                                                        3,738
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               SOFT DRINKS (1.2%)
   227,429     Coca-Cola Amatil Ltd.(a)                                              $  1,920
    55,800     Coca-Cola Co.                                                            3,302
    67,740     Coca-Cola Enterprises, Inc.                                              1,563
    42,160     Pepsi Bottling Group, Inc.                                               1,469
                                                                                     --------
                                                                                        8,254
                                                                                     --------
               TOBACCO (2.0%)
    45,800     Altria Group, Inc.                                                       3,472
    99,000     British America Tobacco plc(a)                                           3,545
    80,520     KT&G Corp.(a)                                                            6,931
                                                                                     --------
                                                                                       13,948
                                                                                     --------
               Total Consumer Staples                                                  44,781
                                                                                     --------
               ENERGY (10.7%)
               --------------
               COAL & CONSUMABLE FUELS (0.2%)
 1,021,197     Yanzhou Coal Mining Co. Ltd. "H"(a)                                      1,742
                                                                                     --------
               INTEGRATED OIL & GAS (5.0%)
   204,800     BG Group Plc(a)                                                          4,507
    76,528     Chevron Corp.                                                            6,467
    36,000     Murphy Oil Corp.                                                         2,647
   147,650     OAO Gazprom ADR(a)                                                       7,142
    92,700     Occidental Petroleum Corp.                                               6,291
    39,600     OMV AG(a)                                                                2,847
   102,100     Petro-Canada                                                             4,640
                                                                                     --------
                                                                                       34,541
                                                                                     --------
               OIL & GAS DRILLING (0.7%)
    61,200     Noble Corp.                                                              2,679
    17,600     Transocean, Inc.*                                                        2,158
                                                                                     --------
                                                                                        4,837
                                                                                     --------
               OIL & GAS EQUIPMENT & SERVICES (1.7%)
    60,500     National-Oilwell Varco, Inc.*                                            3,644
    75,700     Petroleum Geo-Services ASA*(a)                                           1,633
   112,100     Saipem S.p.A.(a)                                                         3,899
    70,800     Superior Energy Services, Inc.*                                          2,838
                                                                                     --------
                                                                                       12,014
                                                                                     --------
               OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    69,900     Addax Petroleum Corp.                                                    2,815
    55,200     Apache Corp.                                                             5,268

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
       302     INPEX Holdings, Inc.(a)                                               $  2,829
                                                                                     --------
                                                                                       10,912
                                                                                     --------
               OIL & GAS REFINING & MARKETING (1.5%)
    48,900     Frontier Oil Corp.                                                       1,725
    34,240     GS Holdings Corp.(a)                                                     1,480
    57,800     Reliance Industries Ltd. GDR(a)                                          7,109
                                                                                     --------
                                                                                       10,314
                                                                                     --------
               Total Energy                                                            74,360
                                                                                     --------
               FINANCIALS (18.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    53,900     Federated Investors, Inc. "B"                                            2,295
    38,400     State Street Corp.                                                       3,153
                                                                                     --------
                                                                                        5,448
                                                                                     --------
               CONSUMER FINANCE (0.3%)
    63,200     Credit Saison Co. Ltd.(a)                                                1,873
                                                                                     --------
               DIVERSIFIED BANKS (6.4%)
   183,537     Alpha Bank A.E.(a)                                                       6,102
   207,300     Banco Bilbao Vizcaya Argentaria S.A.(a)                                  4,372
   141,355     Banco Espirito Santo S.A.(a)                                             2,477
   461,000     Banco Santander S.A.(a),(b)                                              8,086
   461,400     Barclays plc(a)                                                          4,350
   121,190     EFG Eurobank Ergasias(a)                                                 3,422
 8,264,000     Industrial and Commercial Bank of China Ltd. "H"(a)                      4,930
   135,400     Standard Chartered plc(a)                                                4,503
    11,800     State Bank of India Ltd. GDR(a)                                          1,328
    45,800     State Bank of India Ltd. GDR(a)                                          5,153
                                                                                     --------
                                                                                       44,723
                                                                                     --------
               INSURANCE BROKERS (0.2%)
    37,884     Aon Corp.                                                                1,649
                                                                                     --------
               INVESTMENT BANKING & BROKERAGE (0.5%)
     8,720     Goldman Sachs Group, Inc.                                                1,751
    27,800     Morgan Stanley                                                           1,374
                                                                                     --------
                                                                                        3,125
                                                                                     --------
               LIFE & HEALTH INSURANCE (0.7%)
    25,074     MetLife, Inc.                                                            1,478
    64,000     Power Corp. of Canada(b)                                                 2,269

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    58,250     Unum Group                                                            $  1,318
                                                                                     --------
                                                                                        5,065
                                                                                     --------
               MULTI-LINE INSURANCE (1.9%)
    69,900     American Financial Group, Inc.                                           1,938
    48,200     American International Group, Inc.                                       2,659
    25,300     Assurant, Inc.                                                           1,642
   898,500     Royal & Sun Alliance Insurance Group(a)                                  2,443
    30,300     Vienna Insurance Group                                                   2,334
     6,700     Zurich Financial Services AG(a)                                          1,909
                                                                                     --------
                                                                                       12,925
                                                                                     --------
               MULTI-SECTOR HOLDINGS (0.3%)
    91,600     Jardine Matheson(a)                                                      2,341
                                                                                     --------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    88,600     Bank of America Corp.                                                    3,930
    64,700     Citigroup, Inc.                                                          1,826
    68,838     JPMorgan Chase & Co.                                                     3,273
   100,800     Sampo OYJ "A"(a)                                                         2,633
                                                                                     --------
                                                                                       11,662
                                                                                     --------
               PROPERTY & CASUALTY INSURANCE (0.7%)
    57,200     Axis Capital Holdings Ltd.                                               2,291
    56,700     Travelers Companies, Inc.                                                2,727
                                                                                     --------
                                                                                        5,018
                                                                                     --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.4%)
   243,000     Cheung Kong Holdings Ltd.(a)                                             3,941
   156,000     Hang Lung Group Ltd.(a)                                                    722
    14,700     Jones Lang LaSalle, Inc.                                                 1,144
   598,000     New World Development Ltd.(a)                                            1,859
   130,000     Tokyo Tatemono Co. Ltd.(a)                                               1,097
   140,800     Urban Corp.(a)                                                           1,300
                                                                                     --------
                                                                                       10,063
                                                                                     --------
               REGIONAL BANKS (0.5%)
   280,000     Fukuoka Financial Group, Inc.(a)                                         1,701
   159,000     Suruga Bank Ltd.(a)                                                      1,890
                                                                                     --------
                                                                                        3,591
                                                                                     --------
               REINSURANCE (1.5%)
    32,985     Hannover Rueckversicherungs(a)                                           1,476
    39,900     Muenchener Rueckversicherungs-Gesellschaft AG(a)                         7,207
    81,800     SCOR SE(a)                                                               1,695
                                                                                     --------
                                                                                       10,378
                                                                                     --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               REITs - MORTGAGE (0.3%)
    91,400     Annaly Capital Management, Inc.(b)                                    $  1,802
                                                                                     --------
               SPECIALIZED FINANCE (1.3%)
   267,000     Hong Kong Exchanges & Clearing Ltd.(a)                                   5,546
    93,700     London Stock Exchange Group plc(a)                                       3,149
                                                                                     --------
                                                                                        8,695
                                                                                     --------
               Total Financials                                                       128,358
                                                                                     --------
               HEALTH CARE (7.8%)
               ------------------
               BIOTECHNOLOGY (0.2%)
    35,300     OSI Pharmaceuticals, Inc.*                                               1,408
                                                                                     --------
               HEALTH CARE DISTRIBUTORS (0.3%)
   130,300     Mediceo Paltac Holdings(a)                                               2,160
                                                                                     --------
               HEALTH CARE EQUIPMENT (0.5%)
    81,400     Getinge AB(a)                                                            1,903
    33,400     Kinetic Concepts, Inc.*                                                  1,662
                                                                                     --------
                                                                                        3,565
                                                                                     --------
               HEALTH CARE FACILITIES (0.1%)
   120,100     Southern Cross Healthcare Ltd.(a)                                          846
                                                                                     --------
               HEALTH CARE SERVICES (0.2%)
    31,500     Lincare Holdings, Inc.*                                                  1,053
                                                                                     --------
               LIFE SCIENCES TOOLS & SERVICES (0.7%)
    40,900     Charles River Laboratories International, Inc.*                          2,540
    24,400     Invitrogen Corp.*                                                        2,090
                                                                                     --------
                                                                                        4,630
                                                                                     --------
               MANAGED HEALTH CARE (3.0%)
    85,800     Aetna, Inc.                                                              4,570
    44,000     CIGNA Corp.                                                              2,163
    27,900     Coventry Health Care, Inc.*                                              1,578
    31,400     Health Net, Inc.*                                                        1,460
    76,850     Humana, Inc.*                                                            6,171
    59,400     WellPoint, Inc.*                                                         4,645
                                                                                     --------
                                                                                       20,587
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               PHARMACEUTICALS (2.8%)
   169,400     King Pharmaceuticals, Inc.*                                           $  1,777
    91,800     Merck & Co., Inc.                                                        4,248
   190,000     Mitsubishi Tanabe Pharma Corp.(a)                                        2,309
   116,800     Pfizer, Inc.                                                             2,732
    38,000     Roche Holdings AG(a)                                                     6,885
    29,550     Stada Arzneimittel AG(a)                                                 1,859
                                                                                     --------
                                                                                       19,810
                                                                                     --------
               Total Health Care                                                       54,059
                                                                                     --------
               INDUSTRIALS (10.2%)
               -------------------
               AEROSPACE & DEFENSE (0.7%)
    47,900     Finmeccanica S.p.A.(a)                                                   1,434
    27,900     Precision Castparts Corp.                                                3,175
                                                                                     --------
                                                                                        4,609
                                                                                     --------
               COMMERCIAL PRINTING (0.3%)
    58,100     R.R. Donnelley & Sons Co.                                                2,027
                                                                                     --------
               CONSTRUCTION & ENGINEERING (1.3%)
   141,500     Amec plc(a)                                                              1,941
   432,000     China Communications Construction Co. Ltd. "H"(a)                        1,041
     9,650     Daelim Industrial Co. Ltd.(a)                                            1,322
    18,650     FLSmidth & Co. A/S(a)                                                    1,665
    12,380     GS Engineering & Construction Corp.(a)                                   1,522
    31,850     Leighton Holdings(a),(b)                                                 1,450
                                                                                     --------
                                                                                        8,941
                                                                                     --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.5%)
    24,700     Agco Corp.*                                                              1,488
    79,000     Deere & Co.                                                              6,933
    48,200     Manitowoc Co., Inc.                                                      1,837
                                                                                     --------
                                                                                       10,258
                                                                                     --------
               HEAVY ELECTRICAL EQUIPMENT (1.2%)
   116,200     ABB Ltd.(a)                                                              2,907
    14,300     Alstom RGPT(a)                                                           2,888
    28,000     Vestas Wind Systems A/S*(a)                                              2,715
                                                                                     --------
                                                                                        8,510
                                                                                     --------
               INDUSTRIAL CONGLOMERATES (1.9%)
    99,700     Cookson Group plc(a)                                                     1,103
   286,000     Keppel Corp. Ltd.(a)                                                     2,338
   183,962     Murray & Roberts Holdings Ltd.(a)                                        2,125

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
    40,200     Siemens AG(a),(b)                                                     $  5,209
    46,400     Textron, Inc.                                                            2,600
                                                                                     --------
                                                                                       13,375
                                                                                     --------
               INDUSTRIAL MACHINERY (1.4%)
    25,300     Flowserve Corp.                                                          2,078
    59,900     GEA Group AG*(a)                                                         1,857
    30,420     Kone Oyj "B"(a)                                                          2,034
    55,200     Pall Corp.                                                               2,036
    28,600     Wartsila Corp. OYJ "B"(a)                                                1,831
                                                                                     --------
                                                                                        9,836
                                                                                     --------
               RAILROADS (0.2%)
    64,600     National Express Group(a)                                                1,508
                                                                                     --------
               TRADING COMPANIES & DISTRIBUTORS (1.7%)
   227,000     Marubeni Corp.(a)                                                        1,558
   203,800     Mitsubishi Corp.(a)                                                      5,342
   232,000     Mitsui & Co. Ltd.(a)                                                     4,775
                                                                                     --------
                                                                                       11,675
                                                                                     --------
               Total Industrials                                                       70,739
                                                                                     --------
               INFORMATION TECHNOLOGY (11.7%)
               ------------------------------
               APPLICATION SOFTWARE (0.2%)
   140,600     Cadence Design Systems, Inc.*                                            1,427
                                                                                     --------
               COMMUNICATIONS EQUIPMENT (1.6%)
   115,700     ADC Telecommunications, Inc.*                                            1,711
    34,650     Harris Corp.                                                             1,895
   153,050     Nokia Oyj(a)                                                             5,629
    97,300     Tandberg ASA(a)                                                          1,702
                                                                                     --------
                                                                                       10,937
                                                                                     --------
               COMPUTER HARDWARE (2.3%)
    37,500     Apple, Inc.*                                                             5,076
    99,500     Hewlett-Packard Co.                                                      4,353
    59,400     International Business Machines Corp.(b)                                 6,376
                                                                                     --------
                                                                                       15,805
                                                                                     --------
               COMPUTER STORAGE & PERIPHERALS (0.9%)
   141,700     Seagate Technology                                                       2,872
   115,500     Western Digital Corp.*                                                   3,055
                                                                                     --------
                                                                                        5,927
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   180,350     Computershare Ltd.(a)                                                 $  1,300
                                                                                     --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.8%)
    75,600     LG Philips LCD Co. Ltd.(a)                                               3,276
    36,200     Nidec Corp.(a)                                                           2,390
                                                                                     --------
                                                                                        5,666
                                                                                     --------
               INTERNET SOFTWARE & SERVICES (0.7%)
     8,900     Google, Inc. "A"*                                                        5,022
                                                                                     --------
               IT CONSULTING & OTHER SERVICES (0.4%)
   121,500     Indra Sistemas S.A.(a)                                                   3,138
                                                                                     --------
               OFFICE ELECTRONICS (0.3%)
   126,000     Konica Minolta Holdings, Inc.(a)                                         2,023
                                                                                     --------
               SEMICONDUCTOR EQUIPMENT (0.6%)
    50,000     Lam Research Corp.*                                                      1,919
    59,600     Varian Semiconductor Equipment Associates, Inc.*                         1,920
                                                                                     --------
                                                                                        3,839
                                                                                     --------
               SEMICONDUCTORS (1.1%)
   194,000     Intel Corp.                                                              4,113
   148,900     NVIDIA Corp.*                                                            3,661
                                                                                     --------
                                                                                        7,774
                                                                                     --------
               SYSTEMS SOFTWARE (1.6%)
   144,300     BMC Software, Inc.*                                                      4,623
   204,400     Microsoft Corp.                                                          6,664
                                                                                     --------
                                                                                       11,287
                                                                                     --------
               TECHNOLOGY DISTRIBUTORS (1.0%)
    91,600     Avnet, Inc.*                                                             3,262
    57,700     Ingram Micro, Inc. "A"*                                                  1,026
    81,300     Tech Data Corp.*                                                         2,795
                                                                                     --------
                                                                                        7,083
                                                                                     --------
               Total Information Technology                                            81,228
                                                                                     --------
               MATERIALS (8.5%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
    57,300     Nova Chemicals Corp.                                                     1,640
                                                                                     --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               DIVERSIFIED CHEMICALS (1.1%)
    45,200     BASF AG(a)                                                            $  5,918
    17,750     Bayer AG(a)                                                              1,460
                                                                                     --------
                                                                                        7,378
                                                                                     --------
               DIVERSIFIED METALS & MINING (3.0%)
   163,900     BHP Billiton plc(a)                                                      4,858
    21,800     First Quantum Minerals Ltd.                                              1,633
    59,941     Freeport-McMoRan Copper & Gold, Inc. "B"                                 5,337
   358,000     Grupo Mexico SAB de CV "B"                                               2,099
    70,500     Rio Tinto plc(a)                                                         7,036
                                                                                     --------
                                                                                       20,963
                                                                                     --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.4%)
    26,700     CF Industries Holdings, Inc.                                             2,855
   179,855     Israel Chemicals Ltd. (ICL)(a)                                           2,329
   211,188     Makhteshim-Agan Industries Ltd.*(a)                                      1,666
    62,500     Yara International ASA(a)                                                3,022
                                                                                     --------
                                                                                        9,872
                                                                                     --------
               METAL & GLASS CONTAINERS (0.3%)
    43,275     Owens-Illinois, Inc.*                                                    2,181
                                                                                     --------

               SPECIALTY CHEMICALS (0.7%)
   446,000     Dainippon Ink and Chemicals, Inc.(a)                                     1,992
   128,000     JSR Corp.(a)                                                             2,973
                                                                                     --------
                                                                                        4,965
                                                                                     --------

               STEEL (1.8%)
    72,850     AK Steel Holding Corp.*                                                  3,481
    82,000     ArcelorMittal ADR(a)                                                     5,451
    29,200     Steel Dynamics, Inc.                                                     1,523
    31,000     voestalpine AG(a)                                                        1,910
                                                                                     --------
                                                                                       12,365
                                                                                     --------
               Total Materials                                                         59,364
                                                                                     --------

               TELECOMMUNICATION SERVICES (7.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (4.1%)
   189,900     AT&T, Inc.                                                               7,309
     1,475     Nippon Telegraph & Telephone Corp.(a)                                    7,059

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
   132,900     Tele2 AB "B"(a)                                                       $  2,712
    40,600     Telecom Argentina S.A. ADR "B"*                                            826
   184,200     Telefonos de Mexico S.A. de C.V. ADR "L"                                 6,650
   626,900     Telstra Corp. Ltd.(a)                                                    2,466
    39,500     Verizon Communications, Inc.                                             1,534
                                                                                     --------
                                                                                       28,556
                                                                                     --------
               WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    56,500     America Movil S.A.B. de C.V. ADR "L"                                     3,385
    36,000     Bouygues S.A.(a)                                                         2,773
       937     KDDI Corp.(a)                                                            6,336
     3,237     NTT DoCoMo, Inc.(a)                                                      5,093
    62,200     Rogers Communications, Inc.                                              2,378
    32,500     Sistema JSFC GDR(a)                                                      1,159
                                                                                     --------
                                                                                       21,124
                                                                                     --------
               Total Telecommunication Services                                        49,680
                                                                                     --------
               UTILITIES (4.8%)
               ----------------
               ELECTRIC UTILITIES (1.4%)
    30,250     E.ON AG(a)                                                               5,561
   371,100     Enel S.p.A.(a)                                                           4,140
                                                                                     --------
                                                                                        9,701
                                                                                     --------
               GAS UTILITIES (0.3%)
    34,260     Energen Corp.                                                            2,155
                                                                                     --------
               MULTI-UTILITIES (3.1%)
    44,400     Alliant Energy Corp.                                                     1,638
   116,700     CenterPoint Energy, Inc.                                                 1,868
   386,000     National Grid plc(a)                                                     5,940
    43,300     OGE Energy Corp.                                                         1,417
    27,100     Public Service Enterprise Group, Inc.                                    2,602
    49,850     RWE AG(a)                                                                6,113
    83,700     Vectren Corp.                                                            2,298
                                                                                     --------
                                                                                       21,876
                                                                                     --------
               Total Utilities                                                         33,732
                                                                                     --------
               Total Common Stocks (cost: $673,827)                                   658,037
                                                                                     --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (1.3%)

               FINANCIALS (1.3%)
               -----------------
               DIVERSIFIED BANKS (1.3%)
   279,800     Banco Itau Holding Financeira S.A. ADR(b)                             $  6,514
    18,600     Uniao De Bancos Brasileiros S.A. (Unibanco) GDR(b)                       2,433
                                                                                     --------
               Total Preferred Securities (cost: $7,729)                                8,947
                                                                                     --------
               WARRANTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
    85,000     China Overseas Land & Investment Ltd.*(a) (cost: $0)                        28
                                                                                     --------
               Total Equity Securities (cost: $681,556)                               667,012
                                                                                     --------
               MONEY MARKET INSTRUMENTS (2.5%)

               MONEY MARKET FUNDS (2.5%)
17,345,414     SSgA Prime Money Market Fund, 4.08%(c) (cost: $17,345)                  17,345
                                                                                     --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (3.6%)

               COMMERCIAL PAPER (1.4%)
   $10,000     Park Avenue Receivables, 3.15%(f), 2/01/2008(d)                         10,000
                                                                                     --------

    NUMBER
 OF SHARES
----------
               MONEY MARKET FUNDS (0.0%)
   260,028     AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(c)            260
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (2.2%)
   $14,000     Credit Suisse First Boston LLC, 2.85%, Acquired on
                  1/31/2008 and due 2/01/2008 at $14,000 (collateralized
                  by $14,445 of Fannie Mae Discount Notes(e), 2.67%(f),
                  due 6/27/2008; market value $14,282)                               $ 14,000
     1,000     Deutsche Bank Securities, Inc., 2.85%, acquired on
                  1/31/2008 and due 2/01/2008 at $1,000 (collateralized
                  by $340 of Federal Home Loan Bank(e), 4.65%, due 11/21/2008;
                  and $668 of Fannie Mae Notes(e), 4.25%, due 5/13/2010;
                  combined market value $1,020)                                         1,000
                                                                                     --------
               Total Repurchase Agreements                                             15,000
                                                                                     --------

               Total Short-Term Investments Purchased With Cash Collateral
                  From Securities Loaned (cost: $25,260)                               25,260
                                                                                     --------

               TOTAL INVESTMENTS (COST: $724,161)                                    $709,617
                                                                                     ========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 59.3% of net assets at January 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         WARRANTS - enable the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at January 31, 2008, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (b) The security or a portion thereof was out on loan as of January 31, 2008.

                                                                              29
 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $23,500) (identified cost of $724,161)                          $709,617
   Cash                                                                                31
   Cash denominated in foreign currencies (identified cost of $184)                   186
   Receivables:
      Capital shares sold                                                           2,488
      USAA Investment Management Company (Note 6D)                                    542
      Dividends and interest                                                        1,012
      Securities sold                                                              19,551
      Other                                                                            32
   Unrealized appreciation on foreign currency contracts held, at value                86
                                                                                 --------
         Total assets                                                             733,545
                                                                                 --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             25,275
      Securities purchased                                                         11,555
      Capital shares redeemed                                                         624
   Accrued management fees                                                            448
   Accrued administration and servicing fees                                            3
   Accrued transfer agent's fees                                                       46
   Other accrued expenses and payables                                                 87
                                                                                 --------
         Total liabilities                                                         38,038
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $695,507
                                                                                 ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                               $736,567
   Accumulated overdistribution of net investment income                              (83)
   Accumulated net realized loss on investments                                   (26,452)
   Net unrealized depreciation of investments                                     (14,544)
   Net unrealized appreciation of foreign currency translations                        19
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $695,507
                                                                                 ========

   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 84,698
                                                                                 ========

   Net asset value, redemption price, and offering price per share               $   8.21
                                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $188)                             $  4,903
   Interest                                                                           529
   Securities lending (net)                                                            81
                                                                                 --------
      Total income                                                                  5,513
                                                                                 --------
EXPENSES
   Management fees                                                                  2,477
   Administration and servicing fees                                                  488
   Transfer agent's fees                                                            1,220
   Custody and accounting fees                                                        130
   Postage                                                                             67
   Shareholder reporting fees                                                          28
   Trustees' fees                                                                       4
   Registration fees                                                                   62
   Professional fees                                                                   34
   Other                                                                                5
                                                                                 --------
      Total expenses                                                                4,515
   Expenses paid indirectly                                                            (4)
   Expenses reimbursed                                                               (613)
                                                                                 --------
      Net expenses                                                                  3,898
                                                                                 --------
NET INVESTMENT INCOME                                                               1,615
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized loss on:
      Investments                                                                 (11,630)
      Foreign currency transactions                                                  (173)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                 (33,630)
      Foreign currency translations                                                    15
                                                                                 --------
         Net realized and unrealized loss                                         (45,418)
                                                                                 --------
Decrease in net assets resulting from operations                                 $(43,803)
                                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                  1/31/2008     7/31/2007
                                                                  -----------------------
FROM OPERATIONS
   Net investment income                                          $  1,615       $  2,514
   Net realized gain (loss) on investments                         (11,630)        36,277
   Net realized loss on foreign currency transactions                 (173)          (134)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                 (33,630)        12,736
       Foreign currency translations                                    15              4
                                                                 ------------------------
          Increase (decrease) in net assets resulting from
             operations                                            (43,803)        51,397
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (3,577)        (1,327)
   Net realized gains                                              (48,505)       (23,796)
                                                                 ------------------------
       Distributions to shareholders                               (52,082)       (25,123)
                                                                 ------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       301,276        409,176
   Reinvested dividends                                             51,579         24,994
   Cost of shares redeemed                                        (102,280)       (71,381)
                                                                 ------------------------
       Increase in net assets from capital share transactions      250,575        362,789
                                                                 ------------------------
Net increase in net assets                                         154,690        389,063

NET ASSETS

   Beginning of period                                             540,817        151,754
                                                                 ------------------------
   End of period                                                  $695,507       $540,817
                                                                 ========================

Accumulated underdistributed (overdistribution of)
   net investment income:
   End of period                                                  $    (83)      $  1,879
                                                                 ========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      32,363         45,111
   Shares issued for dividends reinvested                            5,650          2,929
   Shares redeemed                                                 (11,230)        (7,845)
                                                                 ------------------------
       Increase in shares outstanding                               26,783         40,195
                                                                 ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                 normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's

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           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                 Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

              These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $4,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $874,434,000 and $691,774,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $34,408,000 and $48,952,000, respectively, resulting in net unrealized depreciation of $14,544,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $81,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $23,500,000, which excluded $469,000 of securities on loan that were sold prior to January 31, 2008. The Fund received cash collateral of $25,275,000 for the loans. Of this amount, $25,260,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $15,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of a Lipper index. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on the performance of the Fund relative to the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The portion of the performance adjustment that includes periods from December 1, 2005, through July 31, 2006, is based on comparing the Fund's performance to both the Lipper Small-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category, and the Lipper Global Funds Index, and then selecting the comparison that results in the lesser base fee adjustment for the Fund's shareholders. The portion of the performance adjustment that includes periods prior to December 1, 2005, is based on the performance of the Fund relative to the performance of the Lipper Small-Cap Growth Funds Index. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the applicable Lipper index over the performance period. The performance period consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

42

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           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $2,477,000, which included a performance adjustment of $38,000 that increased the effective base management fee of 0.75% by 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
              Fund) pays Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund, the USAA Capital Growth Fund, and the USAA World Growth Fund in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

              $500 million. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $634,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $488,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.20% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund incurred reimbursable expenses of $613,000, of which $542,000 was receivable from the Manager.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

              the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,220,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                         JANUARY 31,                            YEAR ENDED JULY 31,
                                        ------------------------------------------------------------------------------------
                                            2008           2007            2006           2005          2004            2003
                                        ------------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $   9.34       $   8.56        $   7.81       $   6.27       $  5.42         $  4.26
                                        ------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment
      income (loss)                          .01            .04             .05           (.04)(a)      (.02)(a)        (.01)(a)
   Net realized and
      unrealized gain (loss)                (.42)          1.91             .87           1.58(a)        .87(a)         1.17
                                        ------------------------------------------------------------------------------------(a)
Total from investment
   operations                               (.41)          1.95             .92           1.54(a)        .85(a)         1.16
                                        ------------------------------------------------------------------------------------(a)
Less distributions from:
   Net investment income                    (.05)          (.05)              -              -             -               -
   Realized capital gains                   (.67)         (1.12)           (.17)             -             -               -
                                        ------------------------------------------------------------------------------------
Total distributions                         (.72)         (1.17)           (.17)             -             -               -
                                        ------------------------------------------------------------------------------------
Net asset value at
   end of period                        $   8.21       $   9.34        $   8.56       $   7.81       $  6.27         $  5.42
                                        ====================================================================================
Total return (%)*                          (5.22)         24.24(e)        11.92          24.56         15.68           27.23
Net assets at end
   of period (000)                      $695,507       $540,817        $151,754       $115,515       $79,026         $45,995
Ratios to average net assets:**
   Expenses (%)(c),(d)                      1.20(b)        1.16(e)         1.00           1.00          1.00            1.00
   Expenses, excluding
      reimbursements (%)(c)                 1.38(b)        1.47(e)         1.68           1.68          1.74            2.41
   Net investment
      income (loss) (%)                      .50(b)         .83             .56           (.62)         (.34)           (.28)
Portfolio turnover (%)                       109            223             240            166           195             151

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2008, average net assets were $648,658,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.00%)(+)      (.00%)(+)       (.00%)(+)      (.05%)        (.09%)          (.07%)
    + Represents less than 0.01% of average net assets.
(d) Effective December 1, 2006, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the average net assets. Prior to this date, the voluntary expense limit was 1.00%.
(e) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA CAPITAL GROWTH FUND
JANUARY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                    BEGINNING              ENDING               DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2007 -
                                  AUGUST 1, 2007       JANUARY 31, 2008        JANUARY 31, 2008
                                 --------------------------------------------------------------
Actual                              $1,000.00             $  947.80                  $5.88
Hypothetical
  (5% return before expenses)        1,000.00              1,019.10                   6.09

         *Expenses are equal to the Fund's annualized expense ratio of 1.20%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (5.22)% for the six-month period of August 1, 2007, through January 31, 2008.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker
--------------------------------------------------------------------------------

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

36843-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.